Note Business Combination (Fair values of major classes of identifiable assets acquired and liabilities assumed) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition
Goodwill		$ 626,388		$ 465,676	$ 647,757
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements
Business Acquisition
Cash and due from banks			$ 339,633
Core deposits intangibles			23,572
Other assets			67,676
Total assets excluding goodwill			2,321,972
Total liabilities			2,786,132
Excess of liabilities assumed over the assets acquired			464,160
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Investment in Federal Home Loan Bank Stock
Business Acquisition
Investments			30,785
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Accrued Income Receivable
Business Acquisition
Receivables			7,808
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Loans
Business Acquisition
Receivables			1,679,792
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Available For Sale Securities
Business Acquisition
Investments			172,706
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Receivable from the FDIC
Business Acquisition
Receivables			0
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Deposits
Business Acquisition
Liabilities			2,193,404
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Advances from the Federal Home Loan Bank
Business Acquisition
Liabilities			542,000
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Other liabilities
Business Acquisition
Liabilities			50,728
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment
Business Acquisition
Cash and due from banks			0
Core deposits intangibles			(10,762)
Other assets			7,569
Total assets excluding goodwill			(164,411)
Total liabilities			14,663
Aggregate fair value adjustments			(179,074)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Investment in Federal Home Loan Bank Stock
Business Acquisition
Investments			0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Accrued Income Receivable
Business Acquisition
Receivables			0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Loans
Business Acquisition
Receivables			(161,218)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Available For Sale Securities
Business Acquisition
Investments			0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Receivable from the FDIC
Business Acquisition
Receivables			0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Deposits
Business Acquisition
Liabilities			9,987
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Advances from the Federal Home Loan Bank
Business Acquisition
Liabilities			5,187
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Other liabilities
Business Acquisition
Liabilities			(511)
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration
Business Acquisition
Cash and due from banks	[1]		0
Core deposits intangibles	[1]		0
Other assets	[1]		0
Total assets excluding goodwill	[1]		480,137
Total liabilities	[1]		0
Additional consideration	[1]		480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Investment in Federal Home Loan Bank Stock
Business Acquisition
Investments	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Accrued Income Receivable
Business Acquisition
Receivables	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Loans
Business Acquisition
Receivables	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Available For Sale Securities
Business Acquisition
Investments	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Receivable from the FDIC
Business Acquisition
Receivables	[1]		480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Deposits
Business Acquisition
Liabilities	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Advances from the Federal Home Loan Bank
Business Acquisition
Liabilities	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Other liabilities
Business Acquisition
Liabilities	[1]		0
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted
Business Acquisition
Cash and due from banks			339,633
Core deposits intangibles	[2]		12,810
Other assets			75,245
Total assets excluding goodwill			2,637,698
Total liabilities	[2]		2,800,795
Goodwill	[2]		163,097
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Investment in Federal Home Loan Bank Stock
Business Acquisition
Investments			30,785
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Accrued Income Receivable
Business Acquisition
Receivables			7,808
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Loans
Business Acquisition
Receivables	[2],[3]		1,518,574
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Available For Sale Securities
Business Acquisition
Investments			172,706
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Receivable from the FDIC
Business Acquisition
Receivables	[2],[3]		480,137
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Deposits
Business Acquisition
Liabilities	[2]		2,203,391
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Advances from the Federal Home Loan Bank
Business Acquisition
Liabilities	[2]		547,187
FDIC Assisted Partial Acquisition Of Doral Bank | As recasted | Other liabilities
Business Acquisition
Liabilities	[2]		$ 50,217

[1]	The additional consideration represents the cash to be received from the FDIC for the difference between the net liabilities assumed and the net premium paid on the transaction.
[2]	Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.
[3]	Balances recasted include a reclassification to the Receivable from the FDIC of approximately $38.4 million of loans that were subsequently determined to be excluded from the Doral Bank Transaction and repurchased by the FDIC.